OPERATING, SELLING AND GENERAL	12 Months Ended
Dec. 31, 2019
OPERATING, SELLING AND GENERAL
OPERATING, SELLING AND GENERAL

8. OPERATING, SELLING AND GENERAL

Operating, Selling and General expense consists of the following:

($ millions)	2019	2018

Contract services(1)	4 380	4 552

Employee costs(1)	3 641	3 263

Materials	869	765

Energy	1 129	1 095

Equipment rentals and leases	345	360

Travel, marketing and other	880	538

	11 244	10 573

(1)

The company incurred $8.5 billion of contract services and employee costs for the year ended December 31, 2019 (2018 – $8.3 billion), of which $8.0 billion (2018 – $7.8 billion) was recorded in Operating, Selling and General expense and $0.5 billion was recorded as Property, Plant and Equipment (2018 – $0.5 billion). Employee costs include salaries, benefits and share-based compensation.